25 Leniency agreement	12 Months Ended
Dec. 31, 2020
Leniency Agreement
Leniency agreement
25	Leniency agreement

Global Settlement with authorities

In the context of allegations of undue payments in connection with Operation Car Wash in Brazil, the Company hired external experts in investigation to conduct an independent investigation into such allegations (“Investigation”) and to report their findings. The Company cooperated and continues to cooperate with government authorities from various jurisdictions, including the Department of Justice of the United States (DoJ), the Securities and Exchange Commission of the United States (SEC), the Federal Prosecution Office (MPF) and the Swiss Office of the Attorney General (OAG).

In December 2016, the Company entered into Leniency Agreements with the Federal Prosecution Office (“MPF Agreement”) and with U.S. and Swiss authorities (“Global Settlement”), in the approximate amount of US$957 million (approximately R$3.1 billion, at the time), which were officially ratified as follows:

1.	In Brazil, the MPF Agreement was ratified by the 5th Coordination and Review Chamber of the MPF on December 15, 2016, with ratification by the 13th Federal Court of Curitiba on June 6, 2017.
2.	The agreement with the U.S. Department of Justice (“DoJ”) was confirmed by a U.S. court ruling on January 26, 2017 (“Plea Agreement”).
3.	The agreement with the Securities and Exchange Commission (“SEC”) was confirmed on February 28, 2017.
4.	The agreement with the Swiss authorities did not require ratification to produce effects; on December 21, 2016, the OAG concluded its investigations and issued an order to conclude the case based on the Company’s collaboration.

As disclosed to the market on July 10, 2018 and as per the material fact notice on May 27, 2019, the Company engaged in a process of cooperation and negotiation with the Ministry of Transparency and the Office of The Federal Controller General (“CGU”) and the Office of the Attorney General (“AGU”), which culminated in the execution of the leniency agreement with such authorities on May 31, 2019 (“CGU/AGU Agreement” and, jointly with the Global Settlement, “Agreements”).

The CGU/AGU Agreement addresses the same facts that are the subject of the Global Settlement entered into in December 2016 and provides for an additional disbursement of R$409,877 million due to the calculations and parameters adopted by CGU/AGU. As ratified by the Federal, funds under the MPF Agreement were allocated to the payment of the CGU/AGU Agreement (the outstanding installments of the MPF Agreement will benefit from CGU/AGU Agreement and will be updated by SELIC from the signed date of the CGU/AGU Agreement).

The AGU, CGU and MPF agreed to allocate most of the amounts received under the Agreements to the reparation of victims of the wrongdoings, including other public authorities and agencies, and to adopt monitoring measures of such third parties with which Braskem comes to start negotiations in connection with the matters under the Agreements, seeking to avoid the duplication of compensation.

Of the aggregate amount of the Agreements, the Company already has paid approximately R$2.7 billion, as follows:

1.	US$94,894 (R$296,591) to the DoJ, paid on February 8, 2017;
2.	US$65,000 (R$206,460) to the SEC, paid on April 27, 2017;
3.	CHF30,240 (R$104,307) to the Swiss Office of the Attorney General, paid on June 27, 2017;
4.	R$736,445 to the MPF, paid on July 6, 2017;
5.	R$267,985 to the MPF, related to the first of six annual installments due by 2023, paid on January 30, 2018;
6.	CHF16,065 (R$62,021) to the Swiss Office of the Attorney General, related to the first of four annual installments due by 2021, paid on June 28, 2018;
7.	R$278,034 to the MPF, related to the second of six annual installments payable until 2023, paid on January 30, 2019;
8.	CHF16,065 (R$58,034) to the Swiss Office of the Attorney General, related to the second of four annual installments payable until 2021, paid on June 27, 2019;
9.	R$257,256 paid on January 30, 2020 to the Federal Government corresponding to the annual installment of the leniency agreements entered into with the MPF and with the CGU and AGU, as described above;
10.	CHF16,065 (R$92,586) to the Swiss Office of the Attorney General, related to the third of four annual installments payable until 2021, paid on June 30, 2020; and
11.	R$302,640 paid on February 1, 2021 to the Federal Government corresponding to the annual installment of the leniency agreements entered into with the MPF and with the CGU and AGU.

The amount of outstanding installments is approximately R$1.1 billion and will be paid as follows:

1.	CHF16,065 to the Swiss Office of the Attorney General, corresponding to last outstanding annual installments, due on June 30, 2021;
2.	Approximately R$1 billion under the MPF Agreement and CGU/AGU Agreement, in four annual installments adjusted by the variation in the SELIC rate and payable until January 30 of 2025. To guarantee payment of the installments of these installments coming due, Braskem gave as collateral assets from its property, plant and equipment corresponding to one annual installment.

In 2019, the Company also began negotiations with the Bahia State and Rio Grande do Sul State Prosecution Offices. Both adhered to the MPF Agreement. No additional payments are expected to be made by the Company.

The Agreements do not exempt the company from other third parties, with legitimate interest, seeking indemnity for damages caused by the facts covered by the Agreements, including other authorities that seek to impose new pecuniary sanctions or fines or initiate new investigations into the Company. Therefore, even if the Company does not anticipate the need for any additional payment, it cannot guarantee that the total amount agreed will be sufficient for full reparation of all any injured parties.

The Company will continue to cooperate with the competent public authorities, while improving its compliance and anti-corruption practices. For the last three years, the Company was subject to external independent monitoring as a result of the Agreements. The monitors were responsible for verifying compliance with the Global Settlement, as well as the efficacy of internal controls, policies and procedures of the Company in reducing the risk of noncompliance with anti-corruption laws.

In March 2020, based on the certification report issued by the independent monitors, the MPF confirmed the end of the monitorship, the effectiveness of the Company’s compliance program and the fulfillment of the obligations under the MPF Agreement. Subsequently, on May 13, 2020, the DoJ and the SEC confirmed the conclusion of the monitorship established under the agreements signed on December 21, 2016 (“Agreements”) with said authorities. As per the Material Fact notice disclosed by the Company at the time, “the decision of the DoJ and SEC was based on a final report by the independent monitors that attested to the implementation, by the Company, of all the recommendations for structuring and executing its compliance program and that found said program in compliance with the standards established in the Agreements.”

The Company is in compliance with all of its obligations under the Agreements.